Centre Active U.S. Treasury Fund
SUMMARY OF CENTRE ACTIVE U.S. TREASURY FUND
INVESTMENT OBJECTIVE
The Fund seeks to maximize investors’ total return through capital appreciation and current income.
FEES AND EXPENSES OF THE FUND
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Centre Active U.S. Treasury Fund	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Redemption Fee (as a percentage of amount redeemed)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Centre Active U.S. Treasury Fund		Investor Class	Institutional Class
Management Fees		0.40%	0.40%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	1.63%	1.63%
Total Annual Fund Operating Expenses (before fee waiver and/or expense reimbursements)		2.28%	2.03%
Fee Waiver and/or Expense Reimbursement	[2]	(1.43%)	(1.43%)
Total Annual Fund Operating Expenses (after fee waiver and/or expense reimbursements)	[2]	0.85%	0.60%
[1]	Other Expenses are estimated amounts for the current fiscal year of the Fund, which ends September 30, 2014.
[2]	The investment adviser to the Fund, Centre Asset Management, LLC (the “Adviser” or “Centre”), has entered into a written expense limitation agreement, dated and effective as of November 4, 2013 (the “Expense Limitation Agreement”), under which it has agreed to reduce its advisory fees and/or reimburse other expenses of the Fund, for at least an initial period of not less than two years and until the next following effective date of the Post-Effective Amendment to the registration statement of the Trust relating to the Fund incorporating the Fund’s financial statements for the Fund’s fiscal year (the “Initial Term”), to the extent necessary to limit the current operating expenses of each class of shares of the Fund (including (but not limited to) investment advisory fees of the Adviser and distribution/service (Rule 12b-1) fees, but excluding, as applicable, any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses (such as litigation and other expenses not incurred in the ordinary course of the Fund’s business), and acquired fund fees and expenses), to an annual rate of 0.85% of the average daily net assets of the Investor Class shares and 0.60% of the average daily net assets of the Institutional Class shares. To the extent the Fund incurs any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses, and such expenses are included in the calculation of Total Annual Fund Operating Expenses, the Fund’s Total Annual Fund Operating Expenses (before fee waiver and/or expense reimbursements) would be higher. Unless sooner terminated, the Expense Limitation Agreement will remain in effect for the Initial Term and from year to year thereafter. The Expense Limitation Agreement may be terminated at any time, and without payment of any penalty, by the Board of Trustees of the Trust, on behalf of the Fund, upon 60 days’ written notice to the Adviser. The Expense Limitation Agreement may not be terminated by the Adviser without the consent of the Board, which consent will not be unreasonably withheld. The Expense Limitation Agreement will automatically terminate if the investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”) is terminated, with such termination effective upon the effective date of the Advisory Agreement’s termination. The Adviser may recoup any waived or reimbursed amount pursuant to the Expense Limitation Agreement in the first, second and third fiscal years following the fiscal year in which any such reimbursement or waiver occurs, provided that the reimbursement does not cause the Fund to exceed the then-existing expense limitation for that class at the time such reimbursement is to be paid by the Fund.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the Expense Limitation Agreement will remain in effect only for the Initial Term, so the Fund’s expenses thereafter will be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Centre Active U.S. Treasury Fund (USD $)	1 Year	3 Years
Investor Class	87	575
Institutional Class	61	498

Portfolio Turnover.
The Fund may pay transaction costs, such as commissions, when it buys and sells certain securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, if any, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
PRINCIPAL INVESTMENT STRATEGIES
The Fund’s goal is to maximize investors’ total return through capital appreciation and current income. Under normal market conditions, the Fund will invest at least 80% of its assets in U.S. Treasury securities, including Treasury bonds (long-term government securities which pay interest every six months with various maturities), Treasury bills (short-term government securities with maturities ranging from a few days to 52 weeks), Treasury notes (government securities that are issued with various maturities and pay interest every six months), and Treasury Inflation-Protected Securities (“TIPS”). TIPS are debt securities issued by the U.S. Treasury whose values are periodically adjusted to reflect a measure of inflation. TIPS pay interest every six months and are issued with maturities of 5, 10, and 30 years.

The Fund seeks to achieve its investment objective primarily by using an active interest rate management strategy that aims to capture general cyclical interest rate trends while allowing for the potential to benefit from short-term deviations. This strategy involves the use of a proprietary fundamentally-driven interest rate forecasting process designed to forecast interest rates on a monthly basis. The Adviser has retained Hudson Canyon Investment Counselors, LLC (the “Sub-Adviser” or “Hudson Canyon”) to serve as the Fund’s investment sub-adviser.

The Sub-Adviser’s investment approach in managing the Fund’s portfolio involves reviewing the interest rate outlook on a monthly basis to manage risk and take advantage of short-term deviations from the general trend in rates. The Sub-Adviser reviews the duration of the Fund’s portfolio on a monthly basis and adjusts it, as appropriate, based on the Sub-Adviser’s interest rate outlook. The Fund intends to maintain an average duration between 0 and 12 years. However, the Sub-Adviser will adjust the Fund’s portfolio so that its duration is shorter or longer depending on the Sub-Adviser’s interest rate outlook.

All of the Fund’s assets will be invested in U.S. dollar-denominated securities.
PRINCIPAL RISKS OF INVESTING IN THE FUND
You could lose money by investing in the Fund. The Fund’s shares, like other mutual fund shares, are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Before investing in the Fund, an investor should carefully consider his/her own investment goals, the amount of time available to leave money invested and the amount of risk he/she is willing to take. There can be no assurance that the Fund will be successful in meeting its investment objective.

Credit Risk. Credit risk is the risk that the issuer of a debt security will fail to repay principal and interest on the security when due, and that there could be a decline or perception of a decline in the credit quality of a security. The default of a single holding could have the potential to adversely affect the Fund’s net asset value. Although the Fund intends to invest only in high quality debt securities, primarily U.S. Treasury securities backed by the full faith and credit of the U.S. Treasury, it is possible that a security held by the Fund could have its credit rating downgraded or could default.

Interest Rate Risk. Interest rate risk is the risk that a debt security’s value will decline due to changes in market interest rates. Even though some interest-bearing securities offer a stable stream of income, their prices will fluctuate with changes in interest rates. Prices of certain debt securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect the prices of such securities, and, accordingly, the Fund’s share price.

Duration Risk. Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Accordingly, a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average duration. By way of example, the price of a bond portfolio with duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

Income Risk. Income risk is the risk that the income received by the Fund may decrease as a result of falling interest rates.

Fixed-Income Securities Risk. Fixed-income securities are obligations of the issuer of the securities to make payments of principal and/or interest on future dates. Fixed-income securities include, but are not limited to, securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises, corporate debt securities issued by U.S. and non-U.S. entities, mortgage-backed and other asset-backed securities, structured notes and inflation- indexed bonds issued both by governments and corporations. Fixed-income securities are generally subject to the risk that the issuer will be unable to meet principal and interest payments, and the risk of price volatility due to a variety of factors, including interest rate sensitivity, market perception of the issuer’s creditworthiness and general market conditions. As interest rates rise, the value of fixed-income securities typically declines. The fixed-income securities in which the Fund will invest are primarily fixed-rate debt obligations of the U.S. Treasury. The Fund may also invest in TIPS, which adjust principal value relative to inflation. To the extent that the Fund is invested in fixed-rate Treasury obligations, the return on, and value of, an investment may fluctuate.

TIPS-Related Risks. TIPS are issued with a fixed interest rate and a fixed maturity date, but their principal value will change, as the U.S. Treasury raises or lowers such value each month to keep pace with inflation. Consequently, the coupon payments made to investors will also vary. Although generally considered a low-risk investment because they are backed by the U.S. government and have a fixed interest rate, TIPS are long-duration assets, sensitive to changes in interest rates and, in the short term, can experience substantial fluctuations in price. In addition, TIPS could lose value during protracted periods of deflation.

Volatility and Creditworthiness Risk. The downgrade of the U.S. credit rating may adversely affect Fund performance. In August 2011, Standard & Poor’s Rating Services (“S&P”) downgraded the U.S. Government’s credit rating from AAA to AA+, and this unprecedented downgrade could lead to subsequent downgrades by S&P or downgrades by other credit rating agencies. These developments, and the government’s credit concerns in general, could cause an increase in interest rates and borrowing costs, which may negatively impact both the perception of credit risk associated with the debt securities issued by the U.S. and the country’s ability to access the debt markets on favorable terms. In addition, a decreased credit rating could create broader financial turmoil and uncertainty, which may negatively affect the value of Fund shares or the Fund’s performance. In recent years, U.S. markets, including the fixed-income markets, experienced volatility. As a result of such volatility, many of the risks herein associated with an investment in the Fund may be increased. The U.S. government has taken numerous steps to alleviate these market concerns. However, there is no assurance that such actions will be successful. Continuing market problems may have adverse effects on the Fund. In addition, changes in economic and tax policies, high inflation rates, government instability, war or other political or economic actions or factors may have an adverse effect on the investments of the Fund.

Management Risk. Management risk involves the risk that the Fund’s portfolio manager will not be successful in achieving the Fund’s investment objective. The ability of the Fund to meet its investment objective is directly related to the portfolio manager’s implementation of the investment strategies for the Fund. If the Sub-Adviser’s investment approach in managing the Fund does not produce the expected results, your investment could be diminished or even lost. Additionally, the Sub-Adviser may be limited by legislative, regulatory, or tax developments in connection with its management of the Fund. Furthermore, because the Fund seeks returns relating to changes in interest rates over time, the Fund’s performance may be more adversely affected than that of other funds if the Sub-Adviser’s interest rate forecasts are incorrect.

New Fund Risk. The Fund is a newly organized and has a limited operating history. The Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy or may fail to attract sufficient assets under management to realize economies of scale.

You could lose money by investing in the Fund.
PERFORMANCE INFORMATION
No performance information is available for the Fund because it has not yet been in operation for a full calendar year.